Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	¥ 165,991	¥ 81,057	¥ 221,192
Income tax expense	(28,894)	(57,010)	(103,866)
Net income (loss)	219,367	(94,711)	224,292
Net income attributable to noncontrolling interests	(2,369)	(5,731)	(4,949)
Net income (loss) attributable to NHI shareholders	216,998	(100,442)	¥ 219,343
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	(886)	(5,181)
Income tax expense	263
Net income (loss)	(623)	(5,181)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(623)	(5,181)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits	(5,792)	(2,771)
Income tax expense	1,784	859
Net income (loss)	(4,008)	(1,912)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(4,008)	(1,912)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Own credit adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	1,132	804
Income tax expense	(131)	(7)
Net income (loss)	1,001	797
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	¥ 1,001	¥ 797